Lease Arrangements (Summary Of Future Minimum Rental Payments And Sublease Rentals To Be Received Under Operating Leases) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Lease Arrangements [Abstract]
2012	$ 19,797
2013	14,995
2014	12,030
2015	9,725
2016	5,155
Thereafter	2,146
Total minimum rental payments	63,848
Less: minimum sublease rentals	(69)
Net minimum rental payments	$ 63,779